Investment Strategy - Pacific NoS Global EM Equity Active ETF	May 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests in a concentrated portfolio of equity and equity-related securities of large and mid-capitalization companies with market capitalization over USD 5 Billion at time of purchase and issued by Emerging Market Companies as described below. Equity and equity-related securities include common stock, preferred stock, and American Depositary Receipts (“ADRs”). North of South Capital LLP (“North of South”), a sub-adviser to the Fund, considers emerging market countries to be countries that are in the process of developing into modern industrialized states and, thus, display a high degree of potential but also entail a greater degree of risk. North of South considers a company to be an Emerging Market Company if the company’s securities are principally traded on an exchange in an Emerging Market (defined below) or the company derives 50% or more of its earnings from an Emerging Market (“Emerging Market Companies”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Emerging Market Companies. Further, the Fund will invest at least 40% of its assets, unless market conditions are deemed not favorable in which case the Fund would invest at least 30% of its assets, in companies organized or located in multiple countries outside the United States.

In selecting securities for the Fund, North of South considers a number of criteria including the location of a company’s principal activities and business interests, its source of revenue and location of its substantial assets, the valuation of the company relative to other large and mid-capitalization companies in the same industry or market as well as the valuations of the relevant market and the sentiment of investors with a view to choosing securities which have higher return potential.

North of South takes a value investing approach based on three guiding principles: (1) value investing (i.e., investing in companies that North of South believes the market is undervaluing and thus trade below their intrinsic value (having regard to such factors as book value, balance sheet cash, price to earnings ratio, franchise value and quality of management)) tends to outperform other styles over long periods of time; (2) value needs to be seen in the context of domestic risk free rate (i.e., equity securities need to be attractive relative to their domestic fixed income markets in order to perform over the long term; and (3) value needs to be assessed relative to the risk profile of the equity. North of South uses an extended version of the traditional equity risk premium calculation and includes factors such as liquidity of the stock, volatility of the stock, volatility of earnings, underlying company borrowing and subjective factors such as corporate governance.

Consistent with these principles, North of South aims to capitalize on the volatility and dispersion of returns across Emerging Market economies in order to achieve returns. North of South focuses on turning points in market values, seeking to identify where general market consensus is wrong and to find assets that are mispriced. To identify such market value inconsistencies, North of South conducts analysis that it compares with market expectations as implied by valuations and analyst forecasts.

The analysis North of South conducts includes a combination of top-down analysis and bottom-up company research, using robust tools such as proprietary valuation models. North of South then selects 20 to 50 investments to include in the Fund’s portfolio.

In selecting investments for the Fund, North of South will generally focus on large and mid-capitalization companies, which North of South considers to be companies with more than $5 billion in market capitalization at the time of initial purchase. Foreign securities held by the Fund are denominated in foreign currencies.

The Fund may sell a portfolio investment when, in North of South’s view: (1) the investment has become more expensive than its intrinsic value; (2) the investment is contributing excessive risk to the Fund’s portfolio because the price of the investment is increasing faster than North of South’s value benchmarks for the investment; or (3) the reasons supporting the investment are no longer valid such as when an investment’s fundamentals deteriorate or it no longer expresses the macro themes (a large scale economic or financial trend) identified by North of South.

The Fund may invest up to 15% of its assets in fixed income securities, where North of South considers the potential upside or ownership rights are greater than their equivalent equity. Such fixed income securities will include government and/or corporate bonds or other debt securities (such as certificates of deposit, treasury bills and commercial paper) which may have fixed or floating rates of interest and need not be of investment grade, as defined by Standard and Poor’s. The Fund may invest up to 10% of its net assets in below-investment grade securities.

The Fund may also invest in deposits, and money market instruments such as short-term treasury bonds and pooled investment vehicles. Any investment in pooled investment vehicles, including ETFs, shall not exceed in aggregate 10% of the NAV of the Fund and investment shall only be made in pooled investment vehicles which have investment policies similar to those of the Fund. In addition, as a hedge against currency risk, the Fund may invest in certain derivatives such as equity swaps and foreign currency forward contracts.

The Fund may invest up to 10% of its assets in fully funded participatory notes to gain exposure to certain jurisdictions where the Fund cannot gain direct market access (currently India, Sri Lanka, Vietnam, Saudi Arabia, and Kuwait ). The participatory notes in which the Fund may invest will have the equities (as described above) as their underlying investment, to which the Fund could not otherwise gain exposure. The Fund may also invest up to 10% of its assets in China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges.

The Fund will only take long positions for investment purposes. The maximum anticipated long exposure of the Fund is 115% of its NAV (100% direct investment and 15% leveraged exposure). The Fund generally will take short exposures for hedging purposes only and the maximum anticipated exposure in this regard is 20% of NAV.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The Fund considers emerging market countries to include: Brazil, Chile, China, Colombia, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates (collectively, “Emerging Market(s)”).

The Fund expects to have significant exposure to issuers in China, Taiwan, and South Korea.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Emerging Market Companies.